Property, Plant and Equipment (Noncancellable future Rental schedule) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
2015	$ 6,953
2016	5,731
2017	4,658
2018	3,652
2019	2,886
2020 and later	7,375
Total	$ 31,255